Note Derivative instruments and hedging activities (Non-hedging activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ (124)	$ (305)	$ (8,491)
Forward contracts | Mortgage Banking Activities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	(160)	(389)	(10,876)
Interest rate swap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	333	300	1,223
Foreign currency forward contracts | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	27	49	8
Foreign currency forward contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	12	(4)	5
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	57	0	0
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	1,981	(334)	2,815
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ (2,374)	$ 73	$ (1,666)